Fees Summary	Mar. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,500,000,000
Previously Paid Amount	0
Total Fee Amount	1,148,250
Total Offset Amount	212,686.86
Net Fee	$ 935,563.14